Post employment benefits - Analysis of net assets/(deficit) (Details) - EUR (€) € in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net assets/(deficit) are analysed as:
Assets	€ 110	€ 57
Liabilities	(520)	(651)
Defined benefit pension schemes
Analysis of net assets/(deficit):
Total fair value of scheme assets	6,697	6,709	€ 6,229	€ 6,857	€ 4,652
Present value of funded scheme liabilities	(7,028)	(7,222)	(6,487)	(7,316)	(5,237)
Net assets/(deficit) for funded schemes	(331)	(513)	(258)	(459)	(585)
Present value of unfunded scheme liabilities	(79)	(81)	(83)	(91)	(80)
Net deficit	(410)	(594)	(341)	(550)	(665)
Net assets/(deficit) are analysed as:
Assets	110	57	224	234	42
Liabilities	(520)	(651)	(565)	(784)	(707)
CWW section
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,760	2,894	2,762	3,114	2,155
Present value of funded scheme liabilities	(2,655)	(2,842)	(2,543)	(2,884)	(2,097)
Net assets/(deficit) for funded schemes	105	52	219	230	58
Net assets/(deficit) are analysed as:
Assets	105	52	219	230	58
Vodafone section
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,773	2,654	2,408	2,645	1,626
Present value of funded scheme liabilities	(2,945)	(2,962)	(2,548)	(2,951)	(2,030)
Net assets/(deficit) for funded schemes	(172)	(308)	(140)	(306)	(404)
Net assets/(deficit) are analysed as:
Liabilities	€ (172)	€ (308)	€ (140)	€ (306)	€ (404)